Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTN/S

NYSE Group

07051769

1-31239

RECD S.E.C.
APR 2 7 2007
1086

April 27, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MARKWEST ENERGY PARTNERS, L.P., Common units representing limited partner interests and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 27, 2007. Tentative listing date – May 2, 2007.

Sincerely,

[signature]

END